BUSINESS COMBINATION UNDER COMMON CONTROL - Suzhou Zhongse Metal Materials Technology (Details) - CNY (¥)		1 Months Ended
	Jun. 01, 2019	Jun. 30, 2019	Sep. 30, 2021	Jun. 30, 2020	Apr. 30, 2020	Apr. 29, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value			¥ 395,624,000
Liabilities
Total purchase consideration			¥ 395,624,000
Suzhou Zhongse Metal Materials Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	¥ 237,000	¥ 237,000
Proportion of voting rights held in subsidiary	100.00%	100.00%
ASSETS
Property, plant and equipment	¥ 55,746,000						¥ 55,747,000
Land use rights							26,574,000
Right-of-use assets	26,318,000
Other current assets	2,229,000						2,561,000
Deferred tax assets	143,000						86,000
Trade and notes receivables	2,758,000						3,485,000
Cash and cash equivalents	136,000						183,000
Liabilities
Deferred tax liabilities							(111,000)
Interest bearing loans and borrowings	(51,908,000)						(51,908,000)
Other payables and accrued expenses	(33,404,000)						(34,536,000)
Trade and notes payables	(1,564,000)						(1,664,000)
Net assets	454,000						¥ 417,000
Net assets acquired	454,000
Difference recognized in equity	(217,000)
Total purchase consideration	¥ 237,000	¥ 237,000
Suzhou Zhongse Metal Materials Technology Co., Ltd | Zhongse Technology Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						70.00%
Suzhou Zhongse Metal Materials Technology Co., Ltd | Suzhou Research Institute of Non-ferrous Metals Co., Ltd
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						30.00%
Henan Zhongzhou Logistics
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Chongqing Xinan Transportation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				51.00%